Variable Interest Entities	3 Months Ended
Mar. 31, 2016
Variable Interest Entities
Variable Interest Entities
Variable Interest Entities

As part of our overall funding strategy and as part of our efforts to support our liquidity from sources other than our traditional capital market sources, we have transferred certain finance receivables to VIEs for securitization transactions. Since these transactions involve securitization trusts required to be consolidated, the securitized assets and related liabilities are included in our condensed consolidated financial statements and are accounted for as secured borrowings.

CONSOLIDATED VIES

We evaluated the securitization trusts and determined that these entities are VIEs of which SFC or OMFH is the primary beneficiary, and, therefore, we consolidated such entities. SFC or OMFH is deemed to be the primary beneficiary of each of these VIEs because SFC or OMFH has the ability to direct the activities of each VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to the VIE. Such ability stems from SFC’s or OMFH’s and/or their affiliates’ contractual right to service the securitized finance receivables. Our retained subordinated notes and residual interest trust certificates expose us to potentially significant losses and potentially significant returns.

The asset-backed securities issued by the securitization trusts are supported by the expected cash flows from the underlying securitized finance receivables. Cash inflows from these finance receivables are distributed to investors and service providers in accordance with each transaction’s contractual priority of payments (“waterfall”) and, as such, most of these inflows must be directed first to service and repay each trust’s senior notes or certificates held principally by third-party investors. The holders of the asset-backed securities have no recourse to the Company if the cash flows from the underlying qualified securitized assets are not sufficient to pay all principal and interest on the asset-backed securities. After these senior obligations are extinguished, substantially all cash inflows will be directed to the subordinated notes until fully repaid and, thereafter, to the residual interest that we own in each securitization trust. We retain interests in these securitization transactions, including residual interests in each securitization trust and, in some cases, subordinated securities issued by the VIEs. We retain credit risk in the securitizations through our ownership of the residual interest in each securitization trust, and, in some cases, ownership of the most subordinated class of asset-backed securities, which are the first to absorb credit losses on the securitized assets. We expect that any credit losses in the pools of securitized assets will likely be limited to our subordinated and residual retained interests. We have no obligation to repurchase or replace qualified securitized assets that subsequently become delinquent or are otherwise in default.

We parenthetically disclose on our consolidated balance sheets the VIE’s assets that can only be used to settle the VIE’s obligations and liabilities if its creditors have no recourse against the primary beneficiary’s general credit. The carrying amounts of consolidated VIE assets and liabilities associated with our securitization trusts were as follows:

(dollars in millions)	March 31, 2016	December 31, 2015

Assets
Cash and cash equivalents	$9	$11
Finance receivables:
Personal loans	11,668	11,448
SpringCastle Portfolio	—	1,703
Allowance for finance receivable losses	434	431
Finance receivables held for sale	—	435
Restricted cash and cash equivalents	576	663
Other assets	86	48

Liabilities
Long-term debt	$9,211	$11,654
Other liabilities	14	17

SECURITIZATION TRANSACTIONS

SFC Consumer Loan Securitizations

Call of 2013-B Notes. On February 16, 2016, Sixteenth Street Funding LLC (“Sixteenth Street”), a wholly owned subsidiary of SFC, exercised its right to redeem the asset backed notes issued by the Springleaf Funding Trust 2013-B on June 19, 2013 (the “2013-B Notes”). To redeem the 2013-B Notes, Sixteenth Street paid a redemption price of $371 million, which excluded $30 million for the Class C and Class D Notes owned by Sixteenth Street on February 16, 2016, the date of the optional redemption. The outstanding principal balance of the 2013-B Notes was $400 million on the date of the optional redemption.

OMFH Consumer Loan Securitizations

OMFIT 2016-1 Securitization. On February 10, 2016, OMFH completed a private securitization transaction in which OneMain Financial Issuance Trust 2016-1 (“OMFIT 2016-1”), a wholly owned special purpose vehicle of OMFH, issued $500 million of notes backed by personal loans. $414 million of the notes issued by OMFIT 2016-1, represented by Classes A and B, were sold to unaffiliated third parties at a weighted average interest rate of 3.79% and $86 million of the notes issued by OMFIT 2016-1, represented by Classes C and D, were retained by OMFH. The notes mature in February 20, 2029 and have a 34-month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate unpaid principal balance of $570 million as of February 10, 2016. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

OMFIT 2016-2 Securitization. On March 23, 2016, OMFH completed a private securitization transaction in which OneMain Financial Issuance Trust 2016-2 (“OMFIT 2016-2”), a wholly owned special purpose vehicle of OMFH, issued $890 million of notes backed by personal loans. $733 million of the notes issued by OMFIT 2016-2, represented by Classes A and B, were sold to unaffiliated third parties at a weighted average interest rate of 4.37% and $157 million of the notes issued by OMFIT 2016-2, represented by Classes C and D, were retained by OMFH. The notes mature in March 20, 2028 and have a 23-month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate unpaid principal balance of $1.0 billion as of March 23, 2016. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

REVOLVING CONDUIT FACILITIES

SFC Conduit Facilities

Springleaf 2013-VFN1 Trust. On January 15, 2016, we drew $298 million under the variable funding notes issued by the Springleaf Funding Trust 2013-VFN1 (the “Springleaf 2013-VFN1 Trust”).

On January 21, 2016, we amended the note purchase agreement with the Springleaf 2013-VFN1 Trust to (i) increase the maximum principal balance from $350 million to $850 million and (ii) extend the revolving period ending in April 2017 to January 2018, which may be extended to January 2019, subject to satisfaction of customary conditions precedent. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 36th month following the end of the revolving period. As of March 31, 2016, $298 million was outstanding under the notes.

Mill River 2015-VFN1 Trust. On January 15, 2016, we repaid $300 million on the variable funding notes issued by the Mill River Funding Trust 2015-VFN1 (the “Mill River 2015-VFN1 Trust”).

On January 21, 2016, we amended the note purchase agreement with the Mill River 2015-VFN1 Trust to decrease the maximum principal balance from $400 million to $100 million. As of March 31, 2016, $100 million was outstanding under the notes.

Sumner Brook Trust 2013-VFN1. On February 16, 2016, Sumner Brook Funding Trust 2013-VFN1 (the “Sumner Brook 2013-VFN1 Trust”), a wholly owned special purpose vehicle of SFC, repaid the entire $100 million outstanding principal balance of its variable funding notes. As of March 31, 2016, no amounts were outstanding under the notes.

Midbrook 2013-VFN1 Trust. On February 24, 2016, we amended the note purchase agreement with the Midbrook Funding Trust 2013-VFN1 to (i) extend the revolving period ending in June 2016 to February 2018 and (ii) decrease the maximum principal balance from $300 million to $250 million on February 24, 2017. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 36th month following the end of the revolving period. As of March 31, 2016, no amounts were outstanding under the notes.

Whitford Brook 2014-VFN1 Trust. On February 24, 2016, we amended the note purchase agreement with the Whitford Brook Funding Trust 2014-VFN1 to extend the revolving period ending in June 2017 to June 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 12th month following the end of the revolving period. As of March 31, 2016, $200 million was outstanding under the notes.

First Avenue Funding LLC. On March 28, 2016, we amended the note purchase agreement with the First Avenue Funding LLC (“First Avenue”) to extend the revolving period ending in December 2017 to March 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying auto loans and will be due and payable in full the 12 months following the maturity of the last auto loan held by First Avenue. As of March 31, 2016, $250 million was outstanding under the notes.

OMFH Conduit Facilities

Replacement of 2015 Warehouse Facility. On January 21, 2016, OMFH entered into four separate bilateral conduit facilities with unaffiliated financial institutions that provide an aggregate $2.4 billion of committed financing on a revolving basis for personal loans originated by OneMain (each, a “New Facility” and together, the “New Facilities”). The New Facilities replaced OMFH’s revolving conduit facility entered into on February 3, 2015 (the “2015 Warehouse Facility”) that was voluntarily terminated on the same date. The New Facilities provide higher advance rates, extend the term of the revolving periods of OMFH’s financing arrangements and eliminate certain terms and conditions included in the 2015 Warehouse Facility, including certain cross-default provisions and provisions requiring the absence of a material adverse change as a precondition to funding. In addition, the weighted average interest rate on the New Facilities is essentially the same as on the 2015 Warehouse Facility. The New Facilities also eliminate financial covenants, including the Net Worth Covenant and the Leverage Covenant in the 2015 Warehouse Facility. Neither OMFH nor any of its affiliates incurred any early termination penalty in connection with the termination of the 2015 Warehouse Facility.

A description of each New Facility is set forth below:

OneMain Financial B1 Warehouse Trust. On January 21, 2016, we established a private securitization facility in which OneMain Financial B1 Warehouse Trust, a wholly owned special purpose vehicle, issued variable funding notes to be backed by personal loans acquired from subsidiaries of OMFH from time to time. The notes had a maximum principal balance of (i) $550 million from the closing date through (but excluding) the first anniversary of the closing date, (ii) $450 million from the first anniversary of the closing date through (but excluding) the second anniversary of the closing date, and (iii) $350 million from and after the second anniversary of the closing date. The notes were to be funded over a three-year period, subject to the satisfaction of customary conditions precedent. During this period, the notes could be paid down in whole or in part and then redrawn. Following the three-year funding period, the principal amount of the notes, if any, would amortize and was payable in full in February 2021.

On March 21, 2016, we refinanced the OneMain Financial B1 Warehouse Trust into OneMain Financial B5 Warehouse Trust described below.

OneMain Financial B2 Warehouse Trust. On January 21, 2016, we established a private securitization facility in which OneMain Financial B2 Warehouse Trust, a wholly owned special purpose vehicle, issued variable funding notes with a maximum principal balance of $750 million to be backed by personal loans acquired from subsidiaries of OMFH from time to time. The notes were to be funded over a three-year period, subject to the satisfaction of customary conditions precedent. During this period, the notes could be paid down in whole or in part and then redrawn. Following the three-year funding period, the principal amount of the notes, if any, would amortize and was payable in full in February 2021.

On March 21, 2016, we refinanced the OneMain Financial B2 Warehouse Trust into OneMain Financial B6 Warehouse Trust described below.

OneMain Financial B3 Warehouse Trust. On January 21, 2016, we established a private securitization facility in which OneMain Financial B3 Warehouse Trust, a wholly owned special purpose vehicle, issued variable funding notes with a maximum principal balance of $350 million to be backed by personal loans acquired from subsidiaries of OMFH from time to time. The notes will be funded over a three-year period, subject to the satisfaction of customary conditions precedent. During this period, the notes can be paid down in whole or in part and then redrawn. Following the three-year funding period, the principal amount of the notes, if any, will amortize and will be due and payable in full in January 2020. No amounts were outstanding under the notes as of March 31, 2016.

OneMain Financial B4 Warehouse Trust. On January 21, 2016, we established a private securitization facility in which OneMain Financial B4 Warehouse Trust, a wholly owned special purpose vehicle, issued variable funding notes with a maximum principal balance of $750 million to be backed by personal loans acquired from subsidiaries of OMFH from time to time. The notes will be funded over a three-year period, subject to the satisfaction of customary conditions precedent. During this period, the notes can be paid down in whole or in part and then redrawn. Following the three-year funding period, the principal amount of the notes, if any, will amortize and will be due and payable in full in February 2021. No amounts were outstanding under the notes as of March 31, 2016.

OneMain Financial B5 Warehouse Trust. On March 21, 2016, we refinanced the OneMain Financial B1 Warehouse Trust into OneMain Financial B5 Warehouse Trust with the same unaffiliated financial institutions that provided committed financing on a revolving basis for personal loans originated by OMFH’s subsidiaries.  The maximum principal balance under the new facility is $550 million. The aggregate maximum capacity for this facility is subject to a scheduled reduction of $100 million on January 21, 2017 and a further reduction of $100 million on January 21, 2018. No amounts were outstanding under the notes as of March 31, 2016.

OneMain Financial B6 Warehouse Trust. On March 21, 2016, we refinanced the OneMain Financial B2 Warehouse Trust into OneMain Financial B6 Warehouse Trust with the same unaffiliated financial institutions that provided committed financing on a revolving basis for personal loans originated by OMFH’s subsidiaries. The maximum principal balance under the new facility is $750 million. As of March 31, 2016, $250 million was outstanding under the notes.

VIE INTEREST EXPENSE

Other than our retained subordinate and residual interests in the remaining consolidated securitization trusts, we are under no obligation, either contractually or implicitly, to provide financial support to these entities. Consolidated interest expense related to our VIEs for the three months ended March 31, 2016 totaled $100 million, compared to $38 million for the three months ended March 31, 2015.
DECONSOLIDATED VIES

As a result of the SpringCastle Interests Sale on March 31, 2016, we deconsolidated the securitization trust holding the underlying loans of the SpringCastle Portfolio and previously issued securitized interests, which were reported in long-term debt.

As a result of the sales of the mortgage-backed retained certificates during 2014, we (i) deconsolidated the securitization trusts holding the underlying real estate loans and previously issued securitized interests which were reported in long-term debt and (ii) established a reserve for sales recourse obligations of $7 million related to these sales. At March 31, 2016, this reserve totaled $7 million. We had no repurchase activity associated with these sales as of March 31, 2016. See Note 14 for further information on the total reserve for sales recourse obligations relating to the real estate loan sales, including the sales of the mortgage-backed retained certificates.